Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Goodwill and Intangible Assets Disclosure
Goodwill and Intangible Assets

Note 18. Goodwill and Intangible Assets

The Company accounts for goodwill at acquisition-date fair value and other intangible assets at acquisition-date fair value less accumulated depreciation.

Intangible Assets

As of September 30, 2021, the Company’s intangible assets, net consist of the following:

	Weighted average
	amortization	Gross carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$19,400,000	$(5,680,572)	$13,719,428
Trade names	10 years	4,170,000	(1,248,736)	2,921,264
Clinical contracts	10 years	2,164,000	(648,025)	1,515,975
Total intangible assets		$25,734,000	$(7,577,333)	$18,156,667

As of December 31, 2020, the Company’s intangible assets, net consist of the following:

	Weighted average
	amortization	Gross carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$18,900,000	$(4,283,045)	$14,616,955
Trade names	10 years	4,170,000	(944,989)	3,225,011
Clinical contracts	10 years	2,164,000	(490,397)	1,673,603
Total intangible assets		$25,234,000	$(5,718,431)	$19,515,569

On May 1, 2021, TOI Management, through PCC, entered into a purchase agreement to acquire certain clinical assets from Oncology Association, P.A. (“OA”) from Pedro Mendez, M.D. Management determined the acquisition of OA is an asset acquisition. The Company paid $500,000, consisting of cash and deferred cash consideration, in exchange for intangible assets in the form of payor contracts. The entire $500,000 was assigned to the payor contract intangible asset class with a weighted average amortization period of 10 years.

The estimated aggregate amortization expense for each of the five succeeding fiscal years as of September 30, 2021 is as follows:

Amount
Year ending December 31:
Remainder of 2021	$625,189
2022	2,500,757
2023	2,500,757
2024	2,500,757
2025	2,500,757
Thereafter	7,528,450
Total	$18,156,667

The aggregate amortization expense during the nine months ended September 30, 2021 and September 30, 2020 was $1,858,902 and $1,874,390, respectively and during the three months ended September 30, 2021 and September 30, 2020 was $625,189 and $612,689, respectively.

Goodwill

The Company evaluates goodwill at the reporting unit level, which, for the Company, is at the level of the reportable segments, patient services, dispensary, and clinical trials & other. The goodwill allocated to each of the reporting units as of September 30, 2021 and December 31, 2020 is as follows:

	September 30, 2021	December 31, 2020
Patient services	$10,497,489	$9,044,003
Dispensary	4,551,002	4,551,002
Clinical trials & other	631,669	631,669
Total goodwill	$15,680,160	$14,226,674

The changes in the carrying amount of goodwill for the nine months ended September 30, 2021 and the year ended December 31, 2020 are as follows:

	2021	2020
Balance as of January 1:
Gross goodwill	$14,226,674	$14,076,674
Goodwill acquired during the period	1,453,486	150,000
Goodwill, net as of September 30 and December 31	$15,680,160	$14,226,674

Note 18. Goodwill and Intangible Assets

The Company accounts for goodwill at acquisition-date fair value and other intangible assets at acquisition-date fair value less accumulated depreciation. See Note 2 for a summary of the Company’s policies relating to goodwill and intangible assets.

Intangible Assets

As of December 31, 2020, the Company’s intangible assets, net consists of the following:

	Weighted
	average	Gross
	amortization	carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$18,900,000	$(4,283,045)	$14,616,955
Trade names	10 years	4,170,000	(944,989)	3,225,011
Clinical contracts	10 years	2,164,000	(490,397)	1,673,603
Total intangible assets		$25,234,000	$(5,718,431)	$19,515,569

As of December 31, 2019, the Company’s intangible assets, net consists of the following:

	Weighted
	average	Gross
	amortization	carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$18,900,000	$(2,420,250)	$16,479,750
Trade names	10 years	4,170,000	(533,992)	3,636,008
Clinical contracts	10 years	2,164,000	(277,112)	1,886,888
Total intangible assets		$25,234,000	$(3,231,354)	$22,002,646

The estimated aggregate amortization expense for each of the five succeeding fiscal years as of December 31, 2020 is as follows:

Amount
Year ending December 31:
2021	$2,450,757
2022	2,450,757
2023	2,450,757
2024	2,450,757
2025	2,450,757
Thereafter.	7,261,784
Total	$19,515,569

The aggregate amortization expense during the years ended December 31, 2020, 2019, and 2018 were $2,487,078, $2,523,400, and $707,954, respectively.

Goodwill

The Company evaluates goodwill at the reporting unit level, which, for the Company, is at the level of the reportable segments, dispensary, patient services, and clinical trials & other. The goodwill allocated to each of the reporting units as of December 31, 2020 and 2019 is as follows:

	December 31,	December 31,
	2020	2019
Patient services	$9,044,003	$8,894,003
Dispensary	4,551,002	4,551,002
Clinical trials & other	631,669	631,669
Total goodwill	$14,226,674	$14,076,674

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Balance as of January 1:
Gross goodwill	$14,076,674	$14,076,674
Goodwill acquired during the period	150,000	—
Goodwill, net as of December 31	$14,226,674	$14,076,674

The Company acquired a clinical practice, Manuel Zevallos, MD, a Professional Corporation, during the year ended December 31, 2020 for $100,000 in cash and $50,000 in deferred cash consideration. The acquisition was only for goodwill and no assets or liabilities were acquired.